Short-Term Bank Borrowings (Details) ¥ in Millions			12 Months Ended
	Apr. 08, 2021 CNY (¥)	Apr. 06, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Jan. 13, 2022 USD ($)	Jan. 13, 2022 CNY (¥)	Jan. 12, 2022 USD ($)	Jan. 12, 2022 CNY (¥)	Jan. 15, 2021 CNY (¥)	Apr. 07, 2020 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)	May 04, 2018 USD ($)	May 04, 2018 CNY (¥)
Short-Term Bank Borrowings (Details) [Line Items]
Loan agreement, description			In addition, the Company entered into a loan agreement of $1,065,238 (RMB 7.0 million) bearing interest rate at LPR plus 0.75% on June 9, 2021 and repaid it on June 5, 2022.
Interest expense on short-term bank loans (in Dollars) | $			$ 72,303	$ 85,993	$ 111,790
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term bank borrowings															$ 1,039,578	¥ 7.0
Interest rate, description			The loan bears a fixed interest rate of 1-year Loan Prime Rate (“LPR”) +2.19% on the date of drawing per annum.
Maximum guaranteed amount						¥ 7.0
Maximum pledged amount for building and land use rights						¥ 17.4
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term bank borrowings							$ 197,597	¥ 1.4	$ 846,848	¥ 6.0	¥ 6.0	¥ 1.7	$ 3,400,000	¥ 24.4
Short-term loans bearing fixed interest rate							4.25%	4.25%	4.25%	4.25%
Debt repaid	¥ 6.0	¥ 1.7
Fujian Happiness [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Interest rate, description			In April 2020, Fujian Happiness renewed the loan agreement with Industrial Bank Co. Ltd for $1,065,238 (RMB 7.0 million) bearing interest rate at LPR plus 1.45% per annum, payable monthly.